Bank Borrowings - Loan Facilities (Details)	1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2021 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Oct. 31, 2024 CNY (¥)	Oct. 31, 2021 CNY (¥)
Short-term working capital loan facility
Bank Borrowings
Aggregate amount of credit facilities	$ 41,923,000						¥ 300,000,000
Amount drawn/utilized from the credit facility			$ 22,795,000	$ 22,167,000	¥ 163,119,000	¥ 163,119,000
Short-term working capital loan facility | 1-year China Loan Prime Rate
Bank Borrowings
Basis spread on variable rate (as a percent)	(0.82%)
10-year fixed asset loan facility
Bank Borrowings
Aggregate amount of credit facilities		$ 105,490,000						¥ 754,880,000
Term (in years)		10 years
Amount drawn/utilized from the credit facility			70,649,000	60,639,000	¥ 505,556,000	¥ 446,212,000
Capitalized interest			$ 0	$ 44,000
10-year fixed asset loan facility | 5-year China LPR
Bank Borrowings
Basis spread on variable rate (as a percent)		(0.80%)